Intangible assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
9.	Intangible assets

Cost	Licenses	Patents	Trademarks	Customer list	Approved ANDAs	Acquired in process research and development	Total
At December 31, 2016	$-	$25,012,530	$4,296,192	$7,472,143	$1,505,664	$83,720,025	$122,006,554
Additions	2,383,550	-	-	-	-	-	2,383,550
Impairment	(635,721)	-	-	-	-	-	(635,721)
Transfers to assets held for resale	-	(9,122,874)	-	(6,267,525)	(1,405,541)	(78,152,819)	(94,948,759)
Effect of movements in exchange rates	8,471	(1,650,944)	(282,211)	(496,269)	(100,123)	(5,567,206)	(8,088,282)
At December 31, 2017	$1,756,300	$14,238,712	$4,013,981	$708,349	$-	$-	$20,717,342
Effect of movements in exchange rates	153,580	1,245,105	351,004	61,943	-	-	1,811,632
At December 31, 2018	$1,909,880	$15,483,817	$4,364,985	$770,292	$-	$-	$22,528,974

Accumulated amortization and impairment losses	Licenses	Patents	Trademarks	Customer list	Approved ANDAs	Acquired in process research and development	Total
At December 31, 2016	$-	$15,321,230	$4,296,192	$814,101	$12,548	$697,666	$21,141,737
Amortization	-	637,406	-	437,904	98,203	5,460,444	6,633,957
Transfers to assets held for resale	-	(684,216)	-	(470,064)	(105,416)	(5,861,461)	(7,121,157)
Effect of movements in exchange rates	-	(1,035,708)	(282,211)	(73,592)	(5,335)	(296,649)	(1,693,495)
At December 31, 2017	$-	$14,238,712	$4,013,981	$708,349	$-	$-	$18,961,042
Amortization	195,977	-	-	-	-	-	195,977
Effect of movements in exchange rates	8,653	1,245,105	351,004	61,943	-	-	1,666,705
At December 31, 2018	$204,630	$15,483,817	$4,364,985	$770,292	$-	$-	$20,823,724

Carrying amounts	Licenses	Patents	Trademarks	Customer list	Approved ANDAs	Acquired in process research and development	Total
At December 31, 2017	$1,756,300	$-	$-	$-	$-	$-	$1,756,300
At December 31, 2018	$1,705,250	$-	$-	$-	$-	$-	$1,705,250

As at December 31, 2018, the Company has recorded $545,680 (2017 - $501,800) within accounts payable and accrued liabilities relating to the current portion of license fees payable relating to the Zypitamag license acquired during the year ended December 31, 2017.

The Company has considered indicators of impairment as at December 31, 2018 and 2017. The Company did not record any write-down of intangible assets during the year ended December 31, 2018. During the year ended December 31, 2017 the Company recorded a write-down of intangible assets totaling $635,721 pertaining to a license acquired during the year ended December 31, 2017. As at December 31, 2018, intangible assets pertaining to AGGRASTAT® intangible were fully amortized.

For the year ended December 31, 2018, amortization on the license totaling $195,977 is recorded within cost of goods sold. For the years ended December 31 2017, there was no amortization of intangible recorded within net income from continuing operations. For the year ended December 31, 2016, amortization of intangible assets relating to AGGRASTAT® totaling $1,347,022 is recognized in cost of goods sold and $3,268 is recognized in research and development expenses.

For the years ended December 31, 2017 and 2016, amortization of the acquired intangible assets totaling $6,633,957 and $841,754, respectively, was recognized within loss from discontinued operations.